Legal Claims	12 Months Ended
Dec. 31, 2023
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Legal Claims
23	Legal Claims
As December 31, 2023 and 2022, the Entity is not aware of disputes classified as probable chance of loss.
Find below the disputes classified as possible chance of loss segregated into labor, tax and civil.

	12/31/2023	12/31/2022
Tax	22,095	20,452
Labor	780	1,967

Total	22,875	22,419

Tax Claims
Vinci Gestora de Recursos Ltda. is a party to a tax administrative proceeding in course arising from the payment of social security contributions (employer’s portion and Work Accident Insurance (SAT)) in 2011, charged on amounts paid by virtue of quota of profits and results, totaling R$ 3,652 (2022: R$ 3,441).
Vinci Equities Gestora de Recursos Ltda. has one proceeding related to the requirement of ISS (excise tax) under rendered services to investment funds located abroad in the amount of R$ 266 (2022: R$ 220). Supported by the opinion of its legal advisors, management classified these proceedings as having a possible risk of loss and did not record a provision for contingencies related to these proceedings.
On March 21, 2018, the Brazilian federal revenue opened a tax assessment against Vinci Equities for the collection of open debts of IRPJ, CSLL, PIS and COFINS in the amount of R$ 18,154 (2022: R$ 16,791) for the calendar year of 2013.